WARRANTS	12 Months Ended
Dec. 31, 2011
WARRANTS [Abstract]
WARRANTS
WARRANTS

On August 31, 2010, we issued warrants to acquire Common Stock (the “New Warrants”) in two tranches: Class A Warrants and Class B Warrants.  The New Warrants were issued to holders of our common stock that was cancelled as a result of our Plan of Reorganization (the “Old Common Stock”) pro rata based on a holder’s stock ownership as of the Effective Date. These warrants have been included in derivative liabilities on the consolidated balance sheet in accordance with authoritative accounting guidance (see Note 11).

In connection with the issuance of the Class A Warrants, we entered into a Class A Warrant Agreement (the “Class A Warrant Agreement”) with American Stock Transfer & Trust Company, LLC, as warrant agent.  Subject to the terms of the Class A Warrant Agreement, holders of Class A Warrants are entitled to purchase shares of Common Stock at an exercise price of $22.69 per share.  In connection with the issuance of the Class B Warrants, the Company entered into a Class B Warrant Agreement (the “Class B Warrant Agreement” and, together with the Class A Warrant Agreement, the “Warrant Agreements”) with American Stock Transfer & Trust Company, as warrant agent.  Subject to the terms of the Class B Warrant Agreement, holders of Class B Warrants are entitled to purchase shares of Common Stock at an exercise price of $26.68 per share.  Subject to the terms of the Warrant Agreements, both classes of New Warrants will have a seven−year term and will expire on the seventh anniversary of the Effective Date.  The New Warrants may be exercised for cash or on a net issuance basis.

If, at any time before the expiration date of the New Warrants, we pay or declare a dividend or make a distribution on the Common Stock payable in shares of our capital stock, or make subdivisions or combinations of our outstanding shares of Common Stock into a greater or lesser number of shares or issue any shares of our capital stock by reclassification of Common Stock, then the exercise price and number of shares issuable upon exercise of the New Warrants will be adjusted so that the holders of the New Warrants will be entitled to receive the aggregate number and kind of shares that they would have received as a result of the event if their New Warrants had been exercised immediately before the event.  In addition, if we distribute to holders of the Common Stock an Extraordinary Distribution (defined in each Warrant Agreement to include assets, securities or warrants to purchase securities), then the exercise price of the New Warrants will be decreased by the amount of cash and/or the fair market value of any securities or assets paid or distributed on each share of Common Stock; however, no adjustment to the exercise price will be made if, at the time of an Extraordinary Distribution, we make the same distribution to holders of New Warrants as we make to holders of Common Stock pro rata based on the number of shares of Common Stock for which the New Warrants are exercisable.

In the event of a Fundamental Change (defined in each Warrant Agreement to include transactions such as mergers, consolidations, sales of assets, tender offers, exchange offers, reorganizations, reclassifications, compulsory share exchanges or liquidations in which all or substantially all of the outstanding Common Stock is converted into or exchanged for stock, other securities, cash or assets), if the consideration paid consists 90% or more of publicly traded securities, each holder of a New Warrant will have the right upon any subsequent exercise to receive the kind and amount of stock, other securities, cash and assets that such holder would have received if the New Warrant had been exercised immediately prior to such Fundamental Change.  If a Fundamental Change occurs (other than a Fundamental Change in which the consideration paid consists at least 90% of publicly traded securities), then each holder of a New Warrant will be entitled to receive an amount equal to the Fair Market Value (as defined in each of the Warrant Agreements) of their New Warrant on the date the Fundamental Change is consummated.

No adjustment in the exercise price of New Warrants shall be required unless such adjustment would require an increase or decrease of at least $0.05 in the exercise price; provided that any adjustments that are not required to be made shall be carried forward and taken into account in any subsequent adjustment.